Business Combinations - Post merger operating results for the full period (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Business Combination Segment Allocation [Line Items]
Basic loss per share (in USD per share)	$ 3.61	$ 1.18	$ 4.41	$ 2.11
Diluted loss per share (in dollars per share)	$ 3.49	$ 1.16	$ 4.27	$ 2.07
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Operating revenue		$ 414		$ 758
Net income		$ 82		$ 121
Basic loss per share (in USD per share)		$ 1.03		$ 1.52
Diluted loss per share (in dollars per share)		$ 1.02		$ 1.50
Aquadrill LLC | Tender Rigs
Business Combination Segment Allocation [Line Items]
Operating revenue		$ 6		$ 12
Net income		$ (2)		$ (3)